Document and Entity Information	0 Months Ended
Jan. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 25, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Apr. 02, 2012
AllianzGI China Equity Fund | AllianzGI China Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ALQIX
AllianzGI China Equity Fund | AllianzGI China Equity Fund | Class P
Risk/Return:
Trading Symbol	ALQPX
AllianzGI China Equity Fund | AllianzGI China Equity Fund | Class D
Risk/Return:
Trading Symbol	ALQDX
AllianzGI China Equity Fund | AllianzGI China Equity Fund | Class A
Risk/Return:
Trading Symbol	ALQAX
AllianzGI China Equity Fund | AllianzGI China Equity Fund | Class C
Risk/Return:
Trading Symbol	ALQCX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Class P
Risk/Return:
Trading Symbol	ANCMX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Class D
Risk/Return:
Trading Symbol	ANZDX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Administrative Class
Risk/Return:
Trading Symbol	ANNAX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Institutional Class
Risk/Return:
Trading Symbol	ANNPX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Class A
Risk/Return:
Trading Symbol	ANZAX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Class C
Risk/Return:
Trading Symbol	ANZCX
AllianzGI Convertible Fund | AllianzGI Convertible Fund | Class R
Risk/Return:
Trading Symbol	ANZRX
AllianzGI Disciplined Equity Fund | AllianzGI Disciplined Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ARDIX
AllianzGI Disciplined Equity Fund | AllianzGI Disciplined Equity Fund | Class P
Risk/Return:
Trading Symbol	ARDPX
AllianzGI Disciplined Equity Fund | AllianzGI Disciplined Equity Fund | Class D
Risk/Return:
Trading Symbol	ARDDX
AllianzGI Disciplined Equity Fund | AllianzGI Disciplined Equity Fund | Class A
Risk/Return:
Trading Symbol	ARDAX
AllianzGI Disciplined Equity Fund | AllianzGI Disciplined Equity Fund | Class C
Risk/Return:
Trading Symbol	ARDCX
AllianzGI Dynamic Emerging Multi-Asset Fund | AllianzGI Dynamic Emerging Multi-Asset Fund | Institutional Class
Risk/Return:
Trading Symbol	ADYNX
AllianzGI Dynamic Emerging Multi-Asset Fund | AllianzGI Dynamic Emerging Multi-Asset Fund | Class P
Risk/Return:
Trading Symbol	ADYPX
AllianzGI Dynamic Emerging Multi-Asset Fund | AllianzGI Dynamic Emerging Multi-Asset Fund | Class D
Risk/Return:
Trading Symbol	ADYDX
AllianzGI Dynamic Emerging Multi-Asset Fund | AllianzGI Dynamic Emerging Multi-Asset Fund | Class A
Risk/Return:
Trading Symbol	ADYAX
AllianzGI Dynamic Emerging Multi-Asset Fund | AllianzGI Dynamic Emerging Multi-Asset Fund | Class C
Risk/Return:
Trading Symbol	ADYCX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGADX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class C
Risk/Return:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class R
Risk/Return:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class A
Risk/Return:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | AllianzGI Global Allocation Fund | Class B
Risk/Return:
Trading Symbol	PALBX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGSDX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGSPX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	AGAIX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGFAX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Class A
Risk/Return:
Trading Symbol	ASGAX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Class C
Risk/Return:
Trading Symbol	ASACX
AllianzGI Global Growth Allocation Fund | AllianzGI Global Growth Allocation Fund | Class R
Risk/Return:
Trading Symbol	ASFRX
AllianzGI Global Water Fund | AllianzGI Global Water Fund | Class D
Risk/Return:
Trading Symbol	AWTDX
AllianzGI Global Water Fund | AllianzGI Global Water Fund | Class P
Risk/Return:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | AllianzGI Global Water Fund | Institutional Class
Risk/Return:
Trading Symbol	AWTIX
AllianzGI Global Water Fund | AllianzGI Global Water Fund | Class A
Risk/Return:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | AllianzGI Global Water Fund | Class C
Risk/Return:
Trading Symbol	AWTCX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Class P
Risk/Return:
Trading Symbol	AYBPX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Class D
Risk/Return:
Trading Symbol	AYBDX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	AYBIX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Administrative Class
Risk/Return:
Trading Symbol	AYBVX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Class R
Risk/Return:
Trading Symbol	AYBRX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	AYBAX
AllianzGI High Yield Bond Fund | AllianzGI High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	AYBCX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Administrative Class
Risk/Return:
Trading Symbol	ALOVX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	ALODX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | AllianzGI International Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ALORX
AllianzGI Micro Cap Fund | AllianzGI Micro Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	AMCIX
AllianzGI Multi-Asset Real Return Fund | AllianzGI Multi-Asset Real Return Fund | Class P
Risk/Return:
Trading Symbol	ALRPX
AllianzGI Multi-Asset Real Return Fund | AllianzGI Multi-Asset Real Return Fund | Class D
Risk/Return:
Trading Symbol	ALRDX
AllianzGI Multi-Asset Real Return Fund | AllianzGI Multi-Asset Real Return Fund | Institutional Class
Risk/Return:
Trading Symbol	ALRNX
AllianzGI Multi-Asset Real Return Fund | AllianzGI Multi-Asset Real Return Fund | Class A
Risk/Return:
Trading Symbol	ALRAX
AllianzGI Multi-Asset Real Return Fund | AllianzGI Multi-Asset Real Return Fund | Class C
Risk/Return:
Trading Symbol	ALLCX
AllianzGI NFJ Global Dividend Value Fund | AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:
Trading Symbol	ANUIX
AllianzGI NFJ Global Dividend Value Fund | AllianzGI NFJ Global Dividend Value Fund | Class D
Risk/Return:
Trading Symbol	ANUDX
AllianzGI NFJ Global Dividend Value Fund | AllianzGI NFJ Global Dividend Value Fund | Class P
Risk/Return:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | AllianzGI NFJ Global Dividend Value Fund | Class A
Risk/Return:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | AllianzGI NFJ Global Dividend Value Fund | Class C
Risk/Return:
Trading Symbol	ANUCX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Class P
Risk/Return:
Trading Symbol	AZGPX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Class D
Risk/Return:
Trading Symbol	AZGDX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Institutional
Risk/Return:
Trading Symbol	AZGIX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Administrative Class
Risk/Return:
Trading Symbol	AZAMX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Class A
Risk/Return:
Trading Symbol	AZGAX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Class C
Risk/Return:
Trading Symbol	AZGCX
AllianzGI Retirement 2015 Fund | AllianzGI Retirement 2015 Fund | Class R
Risk/Return:
Trading Symbol	AZGRX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Institutional
Risk/Return:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Administrative Class
Risk/Return:
Trading Symbol	AGLMX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Class D
Risk/Return:
Trading Symbol	AGLDX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Class P
Risk/Return:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Class A
Risk/Return:
Trading Symbol	AGLAX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Class C
Risk/Return:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | AllianzGI Retirement 2020 Fund | Class R
Risk/Return:
Trading Symbol	AGLRX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | Class D
Risk/Return:
Trading Symbol	ABDIX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | Class P
Risk/Return:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | Institutional
Risk/Return:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | Administrative Class
Risk/Return:
Trading Symbol	ABAMX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | A
Risk/Return:
Trading Symbol	ABLAX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | C
Risk/Return:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | AllianzGI Retirement 2030 Fund | R
Risk/Return:
Trading Symbol	ABLRX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Class P
Risk/Return:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Class D
Risk/Return:
Trading Symbol	AVSDX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Institutional
Risk/Return:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Administrative Class
Risk/Return:
Trading Symbol	AVAMX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Class A
Risk/Return:
Trading Symbol	AVSAX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Class C
Risk/Return:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | AllianzGI Retirement 2040 Fund | Class R
Risk/Return:
Trading Symbol	AVSRX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Institutional
Risk/Return:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Administrative Class
Risk/Return:
Trading Symbol	ANAMX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Class P
Risk/Return:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Class D
Risk/Return:
Trading Symbol	ASNDX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Class A
Risk/Return:
Trading Symbol	ASNAX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Class C
Risk/Return:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | AllianzGI Retirement 2050 Fund | Class R
Risk/Return:
Trading Symbol	ASNRX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Institutional
Risk/Return:
Trading Symbol	AVRIX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Administrative Class
Risk/Return:
Trading Symbol	ARAMX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Class P
Risk/Return:
Trading Symbol	AGRPX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Class D
Risk/Return:
Trading Symbol	ARTDX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Class R
Risk/Return:
Trading Symbol	ASRRX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Class A
Risk/Return:
Trading Symbol	AGRAX
AllianzGI Retirement Income Fund | AllianzGI Retirement Income Fund | Class C
Risk/Return:
Trading Symbol	ARTCX
AllianzGI Ultra Micro Cap Fund | AllianzGI Ultra Micro Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	AUMIX
AllianzGI U.S. Emerging Growth Fund | AllianzGI U.S. Emerging Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AEMIX